Dispositions and Assets Held-for-Sale	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Dispositions and Assets Held-for-Sale [Abstract]
Dispositions and Assets Held-for-Sale

3. Dispositions and Assets Held for Sale

During the three and nine months ended September 30, 2015, the Company sold two and five properties, respectively. During the three and nine months ended September 30, 2014, the Company did not sell any properties. The five properties sold in 2015 include four office/banking center properties which comprised an aggregate of approximately 193,000 square feet and a specialty retail asset which comprised approximately 143,000 square feet. The Company received gross proceeds of $70,100 and $78,719 from the sales during the three and nine months ended September 30, 2015, respectively. The Company recognized $392 and $742 in gains on disposals during the three and nine months ended September 30, 2015. The Company recognized impairments of $0 and $149 during the three and nine months ended September 30, 2015, which are included within net gains on disposals on the Company’s Condensed Consolidated Statement of Operations. Three of the property sales in 2015 were structured as like-kind exchanges within the meaning of Section 1031 of the Internal Revenue Code. As a result of the sales, the Company deposited $8,619 of the total sales proceeds into an Internal Revenue Code Section 1031 exchange escrow account with a qualified intermediary. The Company then used the funds as consideration for two property acquisitions during the three and nine months ended September 30, 2015. The properties sold during the periods presented were classified as held for sale at the time of disposition, however the properties are not included in discontinued operations as they did not meet the definition of discontinued operations.

The Company had no properties classified as held for sale as of September 30, 2015 or December 31, 2014.

The following operating results for assets previously sold for the three and nine months ended September 30, 2015 and 2014 are included in discontinued operations for all periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Operating Results:
Revenues	$19	$(25)	$(10)	$(62)
Operating expenses	(46)	5	202	(263)
Marketing, general and administrative	(14)	(21)	(175)	(197)
Net income (loss) from discontinued operations	$(41)	$(41)	$17	$(522)

Discontinued operations have not been segregated in the Condensed Consolidated Statements of Cash Flows.

3. Dispositions and Assets Held for Sale

The Company did not classify any assets as held for sale as of December 31, 2014 or December 31, 2013.

The following operating results for Gramercy Finance and the assets previously sold for the years ended December 31, 2014, 2013 and 2012 are included in discontinued operations for all periods presented:

	Year Ended December 31,
	2014	2013	2012
Operating Results:
Revenues	$368	$33,352	$162,059
Operating expenses	(267)	(4,063)	(54,747)
Marketing, general and administrative (1)	(625)	(6,524)	(18,508)
Interest expense	-	(14,654)	(88,159)
Depreciation and amortization	-	(15)	(967)
Loans held for sale and CMBS OTTI	-	(7,641)	(171,079)
Provision for loan losses	-	-	7,838
Expense reimbursements (2)	-	5,406	-
Equity in net income from joint venture	-	(804)	(5,611)
Net income (loss) from operations	(524)	5,057	(169,174)
Loss on sale of joint venture interests to a director related entity	-	1,317	-
Net gains from disposals	-	389,140	15,967
Provision for taxes	-	(2,515)	-
Net income (loss) from discontinued operations	$(524)	$392,999	$(153,207)
(1)

Accrual for the Transfer Tax Assessments on the Company’s sale of a 45% joint venture interest in the leased fee of the 2 Herald Square property is included in management, general, and administrative in 2013. For more information see Note 15.

(2)

In the first quarter of 2013, the Company received reimbursements for enforcement costs of $5,406 incurred on the behalf of a pari-passu lender for one loan held by the CDOs, which the Company incurred in prior years. The Company fully reserved for these costs when incurred due to the uncertainty of recovery.

Discontinued operations have not been segregated in the Consolidated Statements of Cash Flows. The table below presents additional relevant information pertaining to results of discontinued operations for the years ended December 31, 2014, 2013 and 2012, including depreciation, amortization, capital expenditures, and significant operating and investing noncash items:

	Year Ended December 31,
	2014	2013	2012
Depreciation expense	$-	$15	$967
Amortization expense	-	(8,505)	(21,387)
Capital expenditures	-	-	-
Significant operating noncash items	-	(382,637)	182,794
Significant investing noncash items	-	-	-
Total	$-	$(391,127)	$162,374

Gramercy Finance Segment

On March 15, 2013, the Company disposed of Gramercy Finance and exited the commercial real estate finance business, as discussed more fully in Note 1. The Company reclassified the results of operations of Gramercy Finance in discontinued operations for the years ended December 31, 2014, 2013 and 2012. In 2013, the Company recognized a gain of $389,140 in discontinued operations related to the disposal. The gain was calculated based upon the difference between the proceeds received of $6,291, after expenses, the fair value of the Retained CDO Bonds of $8,492, the accrual for the reimbursement of past servicing advances paid plus accrued interest of $14,529 and the net difference of the carrying value of the liabilities and the assets of Gramercy Finance of ($421,911) as of the date of disposal, March 15, 2013.

The basis of the assets and liabilities of Gramercy Finance were derecognized as follows:

-

Loans and other lending investments were derecognized at the lower of cost or market value as of the date of disposal. The fair value of the loans was measured by an internally developed model which considered the price that a third-party would pay to assume the loans and other lending investments at the disposal date;

-

Commercial mortgage-backed securities, or CMBS, investments were derecognized at fair value as of the date of disposal. For CMBS investments in an unrealized loss position, the Company recognized an other-than-temporary impairment equal to the entire difference between the investment’s amortized cost basis and its fair value at the date of disposal which is included in net income from discontinued operations. For CMBS investments in an unrealized gain position as of the date of disposal, the Company recorded the unrealized gains as a component of accumulated other comprehensive income (loss) in stockholders’ equity;

-	Derivative instruments were derecognized at fair value as of March 15, 2013. The derivatives were not terminated, but instead were transferred with the CDOs; and,
-	The non-recourse CDOs were derecognized at carrying value, which represents the full amount of outstanding liabilities issued by the CDO trusts.

For a further discussion regarding the measurement of financial instruments see Note 10.

The Company recognized other assets and other receivables retained in the disposal of Gramercy Finance and previously eliminated in consolidation as follows:

-

Retained CDO Bonds were recognized at the present value of cash flows expected to be collected, which is based upon management’s assumptions and judgments regarding the resolution of the underlying assets; and,

-

The accrual for reimbursement of past servicing advances is based upon actual expenses incurred by the Company plus accrued interest at the prime rate for the time from which the expenses were incurred through March 15, 2013.

Loan Investments

At December 31, 2012, the Company classified substantially all of its loan investments as held for sale and recorded an impairment of $882 for the year ended December 31, 2012 to adjust the carrying value of seven loans to the lower of cost or market value. The fair value of the loans was measured by an internally developed model which considered the price that a third-party would pay to assume the loan at December 31, 2012.

Available for Sale CMBS Investments

In connection with the disposal of Gramercy Finance, CMBS investments were classified as held for sale as of December 31, 2012. As of December 31, 2012, due to the expected disposal of Gramercy Finance at that reporting date, the Company recognized an other-than-temporary impairment of $128,087 for all CMBS investments in an unrealized loss position because it could no longer express the intent to hold its CMBS until maturity. On the date of disposal, March 15, 2013, the Company marked all CMBS to fair value and then recognized an other-than-temporary impairment of $84,690 for all CMBS in an unrealized loss position equal to the entire difference between the amortized cost basis and the fair value, before deconsolidating the Company’s portfolio of CMBS. The Company recorded the unrealized gain portion of CMBS equal to the excess of the fair value over the amortized cost as a component of accumulated other comprehensive income (loss) in stockholders’ equity (deficit) before deconsolidation.

Real Estate Investments

As of December 31, 2012, the Company designated real estate investments held for sale in connection with the disposal of Gramercy Finance and recorded impairment charges of $26,298 for the year ended December 31, 2012 to adjust the carrying value to the lower of cost or market. The impairment is calculated by comparing the results of the company’s marketing efforts and unsolicited purchase offers to the carrying value of the respective property. These real estate investments were disposed of in connection with the disposal of Gramercy Finance on March 15, 2013.

Restricted cash

As of December 31, 2012, restricted cash classified as held for sale in connection with the disposal of Gramercy Finance and disposed of on March 15, 2013, consisted of $61,305 on deposit with the trustee of the Company’s CDOs.

Deferred costs

As of December 31, 2012, deferred financing costs of $6,401 related to the CDOs were classified as held for sale in connection with the disposal of Gramercy Finance and were disposed of on March 15, 2013.

Investments in Joint Ventures

As of December 31, 2012, the Company had two joint ventures that were classified as held for sale, the Southern California office portfolio and the Las Vegas Hotel, related to the Gramercy Finance segment. The joint ventures are further described below.

Southern California Office Portfolio — In September 2012, the Company, an affiliate of SL Green and several other unrelated parties recapitalized a portfolio of office buildings located in Southern California, or the Southern California Office Portfolio, through the contribution of an existing preferred equity investment to a newly formed joint venture. As of December 31, 2012, the Company’s 10.6% interest in the joint venture had a carrying value of $7,215 and was classified as held for sale in connection with the classification of Gramercy Finance as held for sale. For the year ended December 31, 2012, the Company recorded its pro rata share of net losses on the joint venture of $3,222, within discontinued operations. In January 2013, the Company sold the 10.6% interest in a joint venture of the Southern California Office Portfolio to an affiliate of SL Green for proceeds of $8,275 and recorded a gain on disposition to a director related entity of $1,317.

Las Vegas Hotel — In December 2012, the Company acquired via a deed-in-lieu of foreclosure, a 30% interest through a TRS in the Las Vegas Hotel, a hotel and casino, located in Las Vegas, Nevada. As of December 31, 2012, the joint venture had a carrying value of $52,029 and was classified as held for sale in connection with the classification of Gramercy Finance as held for sale. For the year ended December 31, 2012, the Company recorded its pro rata share of net losses on the joint venture of $2,388, within discontinued operations. The Las Vegas Hotel was classified as held for sale at December 31, 2012 in connection with the disposal of Gramercy Finance and was disposed of on March 15, 2013.

Real Estate Dispositions

During the years ended December 31, 2014 and 2013, the Company did not sell any properties. During the year ended December 31, 2012, the Company sold 21 properties. The sales transactions generated net proceeds of $77,413 and resulted in gains totaling $15,967 for the year ended December 31, 2012 within discontinued operations.

The Company separately classifies properties held for sale in the Consolidated Balance Sheets and Consolidated Statements of Operations. In the normal course of business the Company identifies non-strategic assets for sale. Changes in the market may compel the Company to decide to classify a property held for sale or classify a property that was designated as held for sale back to held for investment. During the years ended December 31, 2014 and 2013, the Company did not reclassify any properties previously identified as held for sale to held for investment.

In December 2013, the Company entered into an agreement with a noncontrolling interest related to a sold property to dissolve a legal entity resulting in a gain to the Company of $611.